S000048642 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.81%	6.09%	9.62%
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	9.07%	9.99%
Sit Small Cap Dividend Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	8.16%	9.36%
Sit Small Cap Dividend Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	7.01%	8.10%
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	8.78%	9.71%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.